REVENUES FROM MINING OPERATIONS AND TRADE RECEIVABLES	12 Months Ended
Dec. 31, 2023
REVENUES FROM MINING OPERATIONS AND TRADE RECEIVABLES
REVENUES FROM MINING OPERATIONS AND TRADE RECEIVABLES

19.REVENUES FROM MINING OPERATIONS AND TRADE RECEIVABLES

Agnico Eagle is a gold mining company with mining operations in Canada, Australia, Finland and Mexico. The Company earns a significant proportion of its revenues from the production and sale of gold in both dore bar and concentrate form. The remainder of revenue and cash flow is generated by the production and sale of by-product metals. The revenue from by-product metals is primarily generated by production at the LaRonde mine in Canada (silver, zinc and copper) and the Pinos Altos mine in Mexico (silver).

The cash flow and profitability of the Company’s operations are significantly affected by the market price of gold and, to a lesser extent, silver, zinc and copper. The prices of these metals can fluctuate significantly and are affected by numerous factors beyond the Company’s control.

During the year ended December 31, 2023, three customers each contributed more than 10.0% of total revenues from mining operations for a combined total of approximately 71.7% of revenues from mining operations. However, because gold can be sold through numerous gold market traders worldwide, the Company is not economically dependent on a limited number of customers for the sale of its product.

The following table sets out sales to individual customers that exceeded 10.0% of revenues from mining operations:

	Year Ended December 31,
	2023	2022
Customer 1	$1,858,921	$1,468,563
Customer 2	1,574,546	1,159,679
Customer 3	1,319,800	948,686
Customer 4 (i)	—	760,648
Customer 5 (i)	—	645,088
Total sales to customers exceeding 10.0% of revenues from mining operations	$4,753,267	$4,982,664
Percentage of total revenues from mining operations	71.7%	86.8%

Note:

(i) Sales to these customers did not exceed 10% of revenues from mining operations for the year ended December 31, 2023.

19.REVENUES FROM MINING OPERATIONS AND TRADE RECEIVABLES (Continued)

Trade receivables are recognized once the transfer of control for the metals sold has occurred and reflect the amounts owing to the Company in respect of its sales of concentrates to third parties prior to the satisfaction in full of the payment obligations of the third parties. As at December 31, 2023, the Company had $8.1 million (December 31, 2022 — $8.6 million) in receivables relating to provisionally priced concentrate sales.

The Company has recognized the following amounts relating to revenue in the consolidated statements of income:

	Year Ended December 31,
	2023	2022
Revenue from contracts with customers	$6,628,073	$5,742,768
Provisional pricing adjustments on concentrate sales	(1,164)	(1,606)
Total revenues from mining operations	$6,626,909	$5,741,162

The following table sets out the disaggregation of revenue by metal:

	Year Ended December 31,
	2023	2022
Revenues from contracts with customers:
Gold	$6,539,273	$5,656,741
Silver	63,666	54,944
Zinc	6,557	10,880
Copper	18,577	20,203
Total revenues from contracts with customers	$6,628,073	$5,742,768

In 2023, precious metals (gold and silver) accounted for 99.6% of Agnico Eagle’s revenues from mining operations (2022 – 99.5%). The remaining revenues from mining operations consisted of net by-product metal revenues from non-precious metals.